Note 10 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2019 USD ($)
2020	$ 9,345
2021	10,067
2022	10,722
2023	11,470
2024	12,206
2025-2029	$ 71,977